EARNINGS PER SHARE - Narrative (Details) - shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Vested and Unvested Shares of Restricted Share Units, Performance Share Units, and Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)	0	0
Unvested Performance Share Units and Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)	2,865,124	4,622,182